Employee Benefit Plans and Collective Bargaining Agreements - Schedule of Amounts Recognized in Accumulated Other Comprehensive Income (Loss) (Details) - USD ($) $ in Millions	Feb. 24, 2018	Feb. 25, 2017
Pension
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain	$ (256.4)	$ (142.8)
Prior service cost	0.3	0.4
Defined benefit plan recognized in AOCI	(256.1)	(142.4)
Other Post-Retirement Benefits
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Net actuarial gain	(6.0)	(1.6)
Prior service cost	9.3	13.0
Defined benefit plan recognized in AOCI	$ 3.3	$ 11.4